LEASES	6 Months Ended
Dec. 31, 2020
LEASES
LEASES

NOTE 10. LEASES

Effective July 1, 2019, the Company adopted the new lease accounting standard. Adoption of this standard resulted in the recording of operating lease ROU assets and corresponding operating lease liabilities of ¥1,228,963 ($188,126) and ¥1,228,963 ($188,126), respectively, as of July 1, 2019 with no impact on accumulated deficit. Financial position for reporting periods beginning on or after July 1, 2019, are presented under the new guidance, while prior period amounts are not adjusted and continue to be reported in accordance with previous guidance.

The Company leases office spaces and factories under non-cancelable operating leases, with terms ranging from one to three years. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for lease payment is recognized on a straight-line basis over the lease term. Leases with initial term of 12 months or less are not recorded on the balance sheet.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The table below presents the operating lease related assets and liabilities recorded on the balance sheets:

	June 30,	December 31,	December 31,
	2020	2020	2020
	RMB	RMB	U.S. Dollars
Rights of use lease assets	¥2,549,914	¥2,070,548	$316,954

Operating lease liabilities – current	1,328,976	1,333,113	204,069
Operating lease liabilities – non-current	1,210,088	729,909	111,733
Total operating lease liabilities	¥2,539,064	¥2,063,022	$315,802

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2020:

	June 30,	December 31,
	2020	2020
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.57	2.16
Weighted average discount rate	5%	5%

Operating lease costs and short-term lease costs for the six months ended December 31, 2019 were ¥718,000 and ¥498,704, respectively.

Operating lease costs and short-term lease costs for the six months ended December 31, 2020 were ¥594,614 ($91,022) and ¥523,295  ($80,105), respectively.

The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2020:

Twelve months ending December 31,	RMB	U.S. Dollars

2021	¥1,102,580	$168,780
2022	742,580	113,672
2023	311,291	47,652
Total lease payments	2,156,451	330,104
Less: imputed interest	(93,429)	(14,302)
Present value of lease liabilities	2,063,022	315,802
Less: operating lease liabilities – current	(1,333,113)	(204,069)
Operating lease liabilities – non-current	¥729,909	$111,733